Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

NOTE 3 – CASH AND CASH EQUIVALENTS

	June 30, 2023	December 31, 2022
Cash and cash equivalents	$261,416	$157,814
Restricted cash	8,636	17,284
Total cash and cash equivalents and restricted cash	$270,052	$175,098

As of June 30, 2023 and December 31, 2022, restricted cash amounted to $8,636 and $17,284, respectively, and relates to amounts held in retention accounts in order to service debt and interest payments, as required by certain of the Company’s credit facilities and financial liabilities.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.